Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of maturity analysis of undiscounted lease payments $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Maturity Analysis of Undiscounted Lease Payments [Abstract]
2023	$ 393
2024	289
2025	84
2026	87
2027 and thereafter	15
Total	$ 868